Financial Instruments and Fair Value Measurements (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis
Assets measured at fair value on a recurring basis as of June 30, 2026 were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$21,489	$—	$—	$21,489
Total assets	$21,489	$—	$—	$21,489

	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$56,548	$—	$—	$56,548
Total assets	$56,548	$—	$—	$56,548

Liabilities:
Derivative liability	$—	$—	$759	$759
Total liabilities	$—	$—	$759	$759

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$56,548	$—	$—	$56,548
Total assets	$56,548	$—	$—	$56,548
Liabilities:
Derivative liability	$—	$—	$759	$759
Total liabilities	$—	$—	$759	$759

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$105,526	$—	$—	$105,526
Total assets	$105,526	$—	$—	$105,526
Liabilities:
Derivative liability	$—	$—	$2,829	$2,829
Total liabilities	$—	$—	$2,829	$2,829

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table reconciles the change in fair value of the derivative liability based on Level 3 inputs:

	Year Ended December 31,
	2025	2024
	(in thousands)
Balance at beginning of period	$2,829	$—
Fair value of derivative liability at issuance of term loan	—	4,450
Change in fair value	(2,070)	(1,621)
Balance at end of period	$759	$2,829

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table reconciles the change in fair value of the derivative liability based on Level 3 inputs:

	Six Months Ended June 30,
	2026	2025
	(in thousands)
Balance at beginning of period	$759	$2,829
Change in fair value	(707)	(190)
Extinguishment of note payable	(52)	—
Balance at end of period	$—	$2,639

The fair value of the derivative liability in the term loan was estimated using the Monte Carlo model. A summary of the weighted-average significant unobservable inputs (Level 3 inputs) used in measuring the derivative liability in the term loan is as follows:

	December 31,
	2025	2024
Stock Price	$0.63	$1.48
Volatility	105.0%	103.0%
Risk-free rate (continuous)	3.5%	4.2%
Expected term (in years)	0.25	0.58
Dividend yield (continuous)	—%	—%

Schedule of Weighted-Average Significant Unobservable Inputs
The fair value of the derivative liability in the term loan was estimated using the Monte Carlo and the Black-Scholes models, each weighted based on the probable outcomes of various scenarios. A summary of the weighted-average significant unobservable inputs (Level 3 inputs) used in measuring the derivative liability in the term loan as of December 31, 2025 is as follows:

Stock price	$0.63
Volatility	105.0%
Risk-free rate (continuous)	3.5%
Expected term (in years)	0.25
Dividend yield (continuous)	—%